Income Taxes - Schedule of Income Tax Expense at the Swiss Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net income / (loss) before income tax	$ (3,043)	$ 2,525	$ (4,821)
Statutory tax rate	14.00%	25.00%	26.50%
Expected income tax (expense)/recovery	$ 426	$ (631)	$ 1,278
Change in tax loss carryforwards	869	(41)	(382)
Change in loss carryforwards in relation to the debt remission	(514)	1,342
Change in valuation allowance	(600)	2,185	660
Foreign tax effects	(75)	(95)	(110)
Nontaxable or nondeductible items	(22)	157	(1,709)
Other	(309)	328	257
Income tax (expense) / recovery	$ (225)	$ 3,245	$ (6)